Other expenses (income) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of other operating income (expense) [Abstract]
Care and maintenance	$ 0	$ 21	$ 47
Government fiscal claims, cost of old tailings operations and other expenses	10	5	21
Guinea public infrastructure contribution	0	0	8
Pension and medical defined benefit provisions	3	4	9
Royalties received	(1)	(1)	(3)
Brazilian power utility legal settlement	0	(16)	(16)
Retrenchment and related costs	0	2	3
Legal fees and project costs	3	6	11
Refund from insurance claim	(5)	0	0
Other indirect taxes	18	4	3
Other operating income (expense)	$ 28	$ 25	$ 83